Benefit Plans (Details) - Pension - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Components of net periodic benefit cost:
Interest cost	$ 4	$ 4
Expected return on assets	(4)	(5)
Net periodic benefit cost	$ 0	$ (1)